Acquisition (Tables) - American Phoenix Acquisition [Member]	3 Months Ended
Mar. 31, 2015
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation	The allocation of the purchase price, as presented on our Consolidated Balance Sheet, is summarized as follows:

Property and equipment	$125,000
Intangible assets	32,000
Total purchase price	$157,000

Selected Financial Information	The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Three Months Ended March 31,
2015
Revenues	$5,580
Net income	$1,397

Schedule of Pro Forma Financial Information
The table below presents selected unaudited pro forma financial information incorporating the historical results of our M/T American Phoenix. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2014 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. Depreciation expense for the fixed assets acquired is calculated on a straight-line basis over an estimated useful life of approximately 30 years.

Three Months Ended March 31,
2014
Pro forma consolidated financial operating results:
Revenues	$1,024,570
Net Income	$31,073